Condensed Consolidated Statements of Operations - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 29, 2013	Oct. 02, 2016	Sep. 27, 2015	Oct. 02, 2016	Sep. 27, 2015	Jan. 03, 2016	Dec. 28, 2014	Dec. 22, 2013
Net sales	$ 5.3	$ 444.5	$ 404.5	$ 1,286.5	$ 1,111.8	$ 1,451.6	$ 1,176.6
Cost of goods sold (exclusive of depreciation)	4.1	306.1	286.1	882.5	787.3	1,022.5	865.5
Gross profit	1.2	138.4	118.4	404.0	324.5	429.1	311.1
Selling, general and administrative expenses	14.1	107.7	98.2	330.3	262.6	373.3	269.0
Other income		1.2	1.3	3.3	2.8	4.0	3.1
Operating income	(12.9)	31.9	21.5	77.0	64.7	59.8	45.2
Interest and other non-operating (income) expenses	0.1	6.3	2.7	15.4	7.7	11.4	9.1
Net income (loss) before taxes	(13.0)	25.6	18.8	61.6	57.0	48.4	36.1
Income tax (benefit) expense	(3.5)	10.7	7.4	25.4	22.2	19.5	14.4
Net income	(9.5)	14.9	11.4	36.2	34.8	28.9	21.7
Less:
Redeemable convertible preferred stock dividends	0.3	0.0	6.2	9.6	18.1	25.1	21.8
Redeemable convertible preferred stock beneficial conversion feature		0.0	5.0	0.0	11.6	18.6	3.9
Special cash dividend paid to preferred stockholders		0.0	0.0	112.4	0.0
Undistributed earnings allocated to redeemable convertible preferred stock		0.0	0.1	0.0	3.2
Net income (loss) attributable to common shares	$ (9.8)	$ 14.9	$ 0.1	$ (85.8)	$ 1.9	$ (14.8)	$ (4.0)
Net income (loss) per common share:
Basic (in dollars per share)	$ (0.73)	$ 0.38	$ 0.01	$ (3.15)	$ 0.13	$ (1.04)	$ (0.29)
Diluted (in dollars per share)	$ (0.73)	$ 0.36	$ 0.01	$ (3.15)	$ 0.13	$ (1.04)	$ (0.29)
Weighted average number of common shares outstanding:
Basic (shares)	13,476,996	39,563,895	14,217,142	27,229,336	14,195,389	14,209,843	13,818,138
Diluted (shares)	13,476,996	41,009,036	14,546,888	27,229,336	14,369,084	14,209,843	13,818,138
Predecessor
Net sales								$ 1,072.7
Cost of goods sold (exclusive of depreciation)								783.0
Gross profit								289.7
Selling, general and administrative expenses								235.6
Other income								3.6
Operating income								57.7
Interest and other non-operating (income) expenses								0.1
Net income (loss) before taxes								57.6
Income tax (benefit) expense								23.9
Net income								33.7
Less:
Net income (loss) attributable to common shares								$ 33.7